Other Financial Assets at Fair Value Through Profit or Loss - Parent (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2023	2022
	£m	£m
Loans and advances to customers:
Loans to housing associations	8	4
Other loans	347	335
	355	339
Debt securities	168	16
Other debt instruments	49	69
Equity securities	30	10
	602	434

Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	2023	2022
	£m	£m
Debt securities	9,591	7,888
	9,591	7,888